Maturity [Member] Average Annual Total Returns	12 Months Ended	54 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.36%
Bloomberg December 2031 Maturity Corporate Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.29%	0.55%
iShares iBonds Dec 2031 Term Corporate ETF
Prospectus [Line Items]
Average Annual Return, Percent	9.09%	0.50%
Performance Inception Date		Jun. 22, 2021
iShares iBonds Dec 2031 Term Corporate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.96%	(1.21%)
iShares iBonds Dec 2031 Term Corporate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.34%	(0.38%)